Document and Entity Information	Apr. 23, 2025
Cover [Abstract]
Entity Registrant Name	FUELCELL ENERGY, INC.
Entity Central Index Key	0000886128
Document Type	8-K
Document Period End Date	Apr. 23, 2025
Amendment Flag	false
Entity Emerging Growth Company	false
Entity File Number	1-14204
Entity Incorporation, State or Country Code	DE
Entity Tax Identification Number	06-0853042
Entity Address, Address Line One	3 Great Pasture Road
Entity Address, City or Town	Danbury
Entity Address, State or Province	CT
Entity Address, Postal Zip Code	06810
City Area Code	203
Local Phone Number	825-6000
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, $0.0001 par value per share
Security Exchange Name	NASDAQ
Trading Symbol	FCEL